Pension plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Investments in portfolio of stock	Dec. 31, 2010 Investments in portfolio of stock	Jan. 02, 2010 Investments in portfolio of stock	Dec. 31, 2011 Investments in debentures	Dec. 31, 2010 Investments in debentures	Jan. 02, 2010 Investments in debentures	Dec. 31, 2011 Equity investments from related parties	Dec. 31, 2010 Equity investments from related parties	Jan. 02, 2010 Equity investments from related parties	Dec. 31, 2011 Securities of the Federal government	Dec. 31, 2010 Securities of the Federal government	Jan. 02, 2010 Securities of the Federal government	May 31, 2000 Vale Mais Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2010 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Jan. 02, 2010 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2011 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2010 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2009 Overfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2009 Underfunded pension plans	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2009 Underfunded other benefits	Dec. 31, 2011 Brazil Overfunded pension plans Y	Dec. 31, 2010 Brazil Overfunded pension plans Y	Dec. 31, 2011 Brazil Underfunded pension plans Y	Dec. 31, 2010 Brazil Underfunded pension plans Y	Dec. 31, 2011 Brazil Underfunded other benefits	Dec. 31, 2010 Brazil Underfunded other benefits	Dec. 31, 2011 Foreign Underfunded pension plans Y	Dec. 31, 2010 Foreign Underfunded pension plans Y	Dec. 31, 2011 Foreign Underfunded other benefits Y	Dec. 31, 2010 Foreign Underfunded other benefits Y
Pension plans
Minimum percentage of active employees who decided to migrate to the new pension plan															98.00%
Change in benefit obligation
Benefit obligation at beginning of year																						$ 3,623	$ 3,661		$ 5,667	$ 3,923		$ 1,601	$ 1,431
Benefit initial recognized consolidation																							385			12			58
Transfers																						1,132	(936)		(1,132)	936
Service cost																						18	2	11	79	59	43	32	27	17
Interest cost																						517	329		272	360		102	102
Plan amendment																							(28)		2	10		(23)	(2)
Assumptions changes																						141	87		39	65		10	6
Benefits paid/ Actual distribution																						(345)	(237)		(363)	(364)		(82)	(78)
Plan settlements																									(26)			(8)
Effect of exchange rate changes																						(539)	126		(138)	241		(67)	71
Actuarial loss																						64	234		162	425		129	(13)
Benefit obligation at end of year																						4,611	3,623	3,661	4,562	5,667	3,923	1,694	1,601	1,431
Change in plan assets
Fair value of plan assets at beginning of year			340	519	587	63	64	69	84	81	164	3,552	4,150	3,261			653	436	391	149	158	5,585	4,996		4,645	3,229		13	11
Fair value initial recognized consolidation																							451			10
Transfers																						1,105	(866)		(1,105)	866
Actual return on plan assets																						573	1,094		125	541			1
Employer contributions																342						65	2		512	169		82	80
Benefits paid/ Actual distribution																						(345)	(265)		(363)	(364)		(82)	(80)
Plan settlements																									(26)			(11)
Effect of exchange rate changes																						(706)	173		(126)	194		(1)	1
Fair value of plan assets at end of year			340	519	587	63	64	69	84	81	164	3,552	4,150	3,261			653	436	391	149	158	6,277	5,585	4,996	3,662	4,645	3,229	1	13	11
Funded Status and Financial Position
Noncurrent assets																						1,666	1,962
Current liabilities	(147)	(168)																							(69)	(35)		(78)	(133)
Non-current liabilities	(2,446)	(2,442)																							(831)	(987)		(1,615)	(1,455)
Funded status																						1,666	1,962		(900)	(1,022)		(1,693)	(1,588)
Assumptions used (nominal terms)
Discount rate (as a percent)																															10.78%	11.30%	11.30%	11.30%	11.30%	11.30%	5.43%	6.21%	5.10%	5.44%
Expected return on plan assets (as a percent)																															14.25%	12.00%	13.79%	11.50%			6.51%	7.02%	6.50%	6.50%
Rate of compensation increase - up to 47 years (as a percent)																															8.15%	8.15%	8.15%	8.15%			4.10%	4.11%	3.00%	3.58%
Rate of compensation increase - over 47 years (as a percent)																															5.00%	5.00%	5.00%	5.00%			4.10%	4.11%	3.00%	3.58%
Threshold age (in years)																															47	47	47	47			47	47	47	47
Inflation (as a percent)																															5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.00%	2.00%	2.00%	2.00%
Health care cost trend rate (as a percent)																																			8.15%	8.15%
Initial Health care cost trend rate (as a percent)																																							7.22%	7.35%
Ultimate Health care cost trend rate (as a percent)																																							4.49%	4.49%
Pension costs
Service cost - benefits earned during the period																						18	2	11	79	59	43	32	27	17
Interest cost on projected benefit obligation																						517	329	313	272	361	255	102	97	88
Expected return on assets																						(785)	(531)	(431)	(258)	(321)	(202)			(1)
Amortizations and (gain) / loss																								14	24	18	3	(35)	(14)	(19)
Net deferral																							(1)				14			(14)
Net periodic pension cost (credit)																						(250)	(201)	(93)	117	117	113	99	110	71
Accumulated benefit obligation
Accumulated benefit obligation																						4,610	3,612		4,404	5,540		1,694	1,601
Projected benefit obligation																						4,611	3,623	3,661	4,562	5,667	3,923	1,694	1,601	1,431
Fair value of plan assets			(340)	(519)	(587)	(63)	(64)	(69)	(84)	(81)	(164)	(3,552)	(4,150)	(3,261)			(653)	(436)	(391)	(149)	(158)	(6,277)	(5,585)	(4,996)	(3,662)	(4,645)	(3,229)	(1)	(13)	(11)
Impact of 1% variation in assumed health care cost trend rate
1% increase in accumulated postretirement benefit obligation (APBO)	258	213
1% decrease in accumulated postretirement benefit obligation (APBO)	(206)	(172)
1% increase in interest and service costs	22	12
1% decrease in interest and service costs	(18)	(17)
Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit																									(15)	(15)
Net actuarial (loss) / gain																						(181)	243		(885)	(628)		292	335
Effect of exchange rate changes																						(24)	(1)		3				(1)
Deferred income tax																						70	(82)		249	201		(76)	(111)
Amounts recognized in other cumulative comprehensive income (deficit)																						(135)	160		(648)	(442)		216	223
Change in Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit not yet recognized in NPPC at beginning of period																									(14)
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of period																						242	(18)		(629)	(337)		334	297
Transfers																							8			(8)
Deferred income tax at beginning of period																						(82)	3		201	111		(111)	(94)
Effect of initial recognition of cumulative comprehensive income (deficit)																						160	(7)		(442)	(234)		223	203
Reclassification
Amortization of net transition (obligation) / asset																									(5)
Amortization of net prior service (cost) / credited																									5
Amortization of net actuarial (loss) / gain																									19	(1)		2	9
Total net actuarial (loss) / gain arising during period																						(423)	261		(290)	(277)		(48)	11
Transfers																							(8)			8
Effect of exchange rate changes																						(24)	(1)		17	(28)		4	17
Deferred income tax																						152	(85)		48	90		35	(17)
Amounts recognized in other cumulative comprehensive income (deficit)																						$ (135)	$ 160		$ (648)	$ (442)		$ 216	$ 223